Redeemable Convertible Preferred Stock, Common Stock, and Stockholders’ Equity (Deficit)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Redeemable Convertible Preferred Stock, Common Stock, and Stockholders’ Equity (Deficit)	Redeemable Convertible Preferred Stock, Common Stock, and Stockholders’ Equity (Deficit)
The shares and corresponding capital amounts and all per share data related to Legacy Nextdoor’s authorized and outstanding redeemable convertible preferred stock, common stock, and stock-based awards prior to the Reverse Recapitalization have been retroactively adjusted using the Exchange Ratio.
Legacy Nextdoor Redeemable Convertible Preferred Stock
Upon the completion of the Reverse Recapitalization on November 5, 2021, all outstanding shares of Legacy Nextdoor redeemable convertible preferred stock converted into Legacy Nextdoor common stock on a one-to-one basis, which were then converted into 190,477,421 shares of Nextdoor Class B common stock as a result of the Reverse Recapitalization, using the Exchange Ratio of 3.1057.
Preferred Stock
In connection with the Reverse Recapitalization, the Company's amended and restated certificate of incorporation became effective, which authorized the issuance of 50,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting, and other rights and preferences as may be determined from time to time by the Company's Board of Directors. As of December 31, 2021 there were no shares of preferred stock issued or outstanding.
Common Stock
The Company was authorized to issue 2,500,000,000 shares of Class A common stock and 500,000,000 shares of Class B common stock as of December 31, 2021 and 375,788,212 shares of common stock as of December 31, 2020. The rights, including the liquidation and dividend rights, of the Class A common stock and Class B common stock are substantially identical, other than voting and conversion rights. The holder of each share of Class A common stock is entitled to one vote per share and the holder of each share of Class B common stock is entitled to ten votes per share. Shares of Class B common stock are convertible into an equivalent number of shares of Class A common stock at the option of the holder or upon certain events upon the terms and conditions described in the Company’s amended and restated certificate of incorporation. Class A common stock and Class B common stock are referred to, collectively, as common stock throughout the notes to these consolidated financial statements, unless otherwise indicated. Shares of common stock reserved for future issuance on an as-converted basis were as follows (in thousands):

	As of December 31,
	2021	2020
Redeemable convertible preferred stock	—	190,477
Stock options outstanding	58,278	46,973
Unvested restricted stock units (RSUs)	2,511	—
Shares reserved for future award issuances	77,924	12,558
Total	138,713	250,008
Common Stock Subject to Repurchase
Certain stock option grant agreements permit exercise prior to vesting. Upon termination of service of an employee, the Company has the right to repurchase any unvested, but issued, common stock at the original purchase price. The consideration received for an exercise of an option is accounted for as a deposit of the exercise price and is recorded as a liability. Upon vesting of the shares pursuant to the grant agreements, the shares and related liability are reclassified into stockholders’ equity (deficit). As of December 31, 2021 and 2020, the Company had $0.7 million and $1.1 million recorded in accrued expenses and other current liabilities related to 421,594 and 692,990 unvested shares of common stock subject to repurchase, respectively.
Restricted Stock Subject to Repurchase
In 2018, an executive of the Company purchased 15,408,183 shares of restricted stock, subject to time-based service requirements, which vest over a forty-eight month period. The shares issued upon the purchase of restricted stock are considered to be legally issued and outstanding on the date of purchase and the executive has full voting rights. Upon termination of service, the Company may repurchase unvested shares acquired at a price equal to the price per share paid upon the exercise. Upon vesting of the shares pursuant to the grant agreements, the shares and related liability are reclassified into stockholders’ equity (deficit). As of December 31, 2021, the Company had $4.8 million recorded in deposits related to 3,210,037 unvested shares of common stock subject to repurchase. As of December 31, 2020, the Company had $10.5 million recorded in deposits related to 7,062,082 unvested shares of common stock subject to repurchase. For the years ended December 31, 2021 and 2020, the Company recorded stock-based compensation expense of $4.6 million and $4.6 million, respectively, related to this restricted stock.
Equity Incentive Plans
2008 and 2018 Equity Incentive Plans
In 2018, the 2008 Equity Incentive Plan (“the 2008 Plan”) was terminated, and Legacy Nextdoor’s board of directors approved the adoption of the 2018 Equity Incentive Plan (“the 2018 Plan”), which included both incentive and non-statutory stock options. The 2008 Plan and 2018 Plan (collectively, the “Legacy Equity Incentive Plans”) provided for the grant of shares of common stock to employees, directors, officers, and consultants pursuant to awards of stock options, restricted stock, or RSUs. As of December 31, 2020, the Company had reserved 4,043,637 shares of its common stock under the Legacy Equity Incentive Plans for future issuance. Options were granted at a price per share equal to the fair market value of the underlying common stock at the date of grant. Options granted generally vest over four years. RSUs granted are typically subject to a four-year vesting period and vest quarterly. While no new awards will be granted under the Legacy Equity Incentive Plans, any outstanding awards made under the Legacy Equity Incentive Plans will remain outstanding in accordance with the terms of the applicable plan and the applicable award agreements.
2021 Equity Incentive Plan
In November 2021, the Company’s Board of Directors and stockholders approved the Company’s 2021 Equity Incentive Plan (the “2021 Plan”) as a successor to the Legacy Equity Incentive Plans, with the purpose of granting stock-based awards to employees, directors, officers, and consultants, including stock options, restricted stock awards, and RSUs.
The Company initially reserved for issuance under the 2021 Plan (a) 46,008,885 shares of Class A common stock, plus (b) shares that are subject to issuance upon exercise of options granted under the 2018 Plan prior to the Closing but which, after the Closing, cease to be subject to the option for any reason other than exercise of the option, (c) shares that are subject to awards granted under the 2018 Plan prior to the Closing that, after the Closing, are forfeited or are repurchased by the Company at the original issue price, (d) shares that are subject to awards granted under the 2018 Plan prior to the Closing that, after the Closing, otherwise terminate without such shares being issued, and (e) shares that, after the Closing, are used to pay the exercise price of a stock option issued under the 2018 Plan prior to the Closing or are withheld to satisfy the tax withholding obligations related to any award issued under the 2018 Plan prior to the Closing. The number of shares available for grant and issuance under the 2021 Plan will increase automatically on January 1 of each of 2022 through 2031 by the number of shares equal to the lesser of (i) five percent (5%) of the number of shares (rounded down to the nearest whole share) of Class A common stock and Class B common stock issued and outstanding on each December 31 immediately prior to the date of increase, or (ii) such number of shares determined by the Company’s Board of Directors.
2021 Employee Stock Purchase Plan
In November 2021, the Company’s Board of Directors and stockholders approved the Company’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”). Over a series of offering periods, each of which may consist of one or more purchase periods, eligible employees will be offered the option to purchase shares of Class A common stock at 85% of the lesser of the fair market value of Class A common stock on (i) the first business day of the applicable offering period and (ii) the date of purchase. Under the 2021 ESPP, the Company initially reserved 8,901,159 shares of Class A common stock for issuance, and the aggregate number of shares reserved will increase automatically on January 1 of each of 2022 through 2031 by the number of shares equal to the lesser of (i) one percent (1%) of the total number of outstanding shares of Class A common stock and Class B common stock as of the immediately preceding December 31, or (ii) a number of shares as may be determined by the Company’s Board of Directors. The aggregate number of shares issued over the term of the 2021 ESPP, subject to adjustments for stock-splits, recapitalizations, or similar events, may not exceed 89,011,590 shares. As of December 31, 2021, there had been no offering period or purchase period under the 2021 ESPP.
Stock Options and RSUs
The Company may grant options to acquire shares of Class A common stock to employees, directors, officers, and consultants at a price not less than the fair market value of the shares at the date of grant. Options granted to a person who, at the time of the grant, owns more than 10% of the voting power of all classes of stock shall be at no less than 110% of the fair market value and expire five years from the date of grant. All other options generally have a contractual term of ten years. Options granted generally vest on a monthly basis over four years. RSUs granted for Class A common stock generally vest on a quarterly basis over four years.
A summary of the Company’s stock option activity for the year ended December 31, 2021 and related information is as follows (in thousands, except per share data):

	Number of Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balances at December 31, 2020	46,973	$1.80	7.8	$28,467
Options granted	25,262	$3.05
Options exercised	(10,325)	$1.48
Options forfeited or expired	(3,632)	$2.50
Balances at December 31, 2021	58,278	$2.35	8.1	$322,799
Options vested and exercisable at December 31, 2021	23,443	$1.72	6.6	$144,608
The intrinsic value is calculated as the difference between the exercise price of the underlying common stock option award and the fair value of the Company’s common stock as of the respective balance sheet date. The weighted average grant date fair value of options granted was $3.63 per share and $2.40 per share during the years ended December 31, 2021 and 2020, respectively.
The total number of shares vested during the years ended December 31, 2021 and 2020 was 18,455,667 and 13,012,287, respectively. The weighted average grant-date fair value of options vested was $2.23 per share and $1.64 per share during the years ended December 31, 2021 and 2020, respectively. The intrinsic value of the options exercised was $31.9 million and $9.8 million for the years ended December 31, 2021 and 2020, respectively.
The Company granted 19,639 options to non-employees during the year ended December 31, 2021. The Company did not issue any grants to non-employees during the year ended December 31, 2020.
The table above includes 2,308,097 options granted to the Company’s Chief Executive Officer in March 2021 which were subject to a performance-based vesting condition that would be satisfied in full upon the first to occur of: (i) a Qualified IPO, (ii) a direct listing, or (iii) the closing by the Company of a transaction with a publicly traded special purpose acquisition company (“SPAC”) in which the common stock is publicly listed on a securities exchange. The options would vest in a single installment upon the satisfaction of the performance-based vesting condition subject to the Chief Executive Officer’s continuous employment through such date. Upon the Closing, the performance-based vesting condition was satisfied and the Company recognized stock-based compensation expense of $8.5 million and had no unrecognized stock-based compensation expense related to these options as of December 31, 2021.
A summary of the Company’s RSU activity for the year ended December 31, 2021 and related information is as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2020	—	$—
RSUs granted	2,701	$8.74
RSUs vested	(166)	$8.91
RSUs forfeited	(24)	$7.68
Unvested at December 31, 2021	2,511	$8.74
Valuation Assumptions
The Company’s use of the Black-Scholes option-pricing model to estimate the fair value of stock options granted requires the input of highly subjective assumptions. These assumptions were estimated as follows:
Fair value of the underlying common stock – Prior to the Reverse Recapitalization, the Board of Directors considered numerous objective and subjective factors to determine the fair value of the Company’s common stock including, but not limited to: (i) the results of contemporaneous third-party valuations of the Company’s common stock; (ii) the prices, rights, preferences, and privileges of the Company’s redeemable convertible preferred stock relative to those of its common stock; (iii) the lack of marketability of the Company’s common stock; (iv) actual operating and financial results; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event, such as an initial public offering, merger, or acquisition of the Company, given prevailing market conditions; (vii) transactions involving the Company’s shares; (viii) the history and nature of its business, industry trends and competitive environment; and (iv) general economic outlook. After the Reverse Recapitalization, the fair value of the underlying common stock is determined by the closing price, on the date of grant, of the Company’s Class A common stock, which is traded on the New York Stock Exchange.
Expected volatility – Expected volatility is a measure of the amount by which the stock price is expected to fluctuate. Since the Company does not have sufficient trading history of its common stock, it estimates the expected volatility of its stock options at their grant date by taking the weighted average historical volatility of a group of comparable publicly traded companies over a period equal to the expected term of the options.
Expected term – The Company determines the expected term based on the average period the stock options are expected to remain outstanding using the simplified method, calculated as the midpoint of the stock options’ vesting term and contractual expiration period, as the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.
Risk-free rate – The Company uses the U.S. Treasury yield for its risk-free interest rate that corresponds with the expected term.
Expected dividend yield – The Company utilizes a dividend yield of zero, as it does not currently issue dividends and does not expect to in the future.
The following assumptions were used to calculate the fair value of employee and non-employee stock option grants made during the following periods:

	Years Ended December 31,
	2021	2020
Expected volatility	53.7% - 54.5%	48.8% -53.4%
Expected term (years)	6.3	6.0
Risk-free interest rate	1.1%	0.6%
Expected dividend yield	—	—
Fair value of common stock per share	$4.92 - $6.83	$3.89 - $4.23
Stock-Based Compensation
The Company recorded stock-based compensation expense in the consolidated statements of operations as follows (in thousands):

	Years Ended December 31,
	2021	2020
Cost of revenue	$1,466	$905
Research and development	20,690	10,235
Sales and marketing	6,388	3,403
General and administrative	18,970	8,065
Total	$47,514	$22,608
As of December 31, 2021, there was $123.2 million of unrecognized stock-based compensation expense, which is expected to be recognized over a weighted average period of 2.4 years.